Net Loss From Continuing Operations - Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Amortization expense	$ 932	$ 1,043	$ 896
Costs of revenues
Disclosure of attribution of expenses by nature to their function [line items]
Amortization expense	73	94	77
Sales and marketing
Disclosure of attribution of expenses by nature to their function [line items]
Amortization expense	183	158	68
General and administrative
Disclosure of attribution of expenses by nature to their function [line items]
Amortization expense	187	280	376
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Amortization expense	$ 489	$ 511	$ 375